SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
2026	$ 73
2027	71
2028	23
2029	23
2030	23
Thereafter	456
Total	$ 669